Severance Indemnities and Pension Plans (Components of Net Periodic Cost of Pension Benefits and Other Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost (income)	¥ (6,917)	¥ (19,839)	¥ (7,955)
Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the fiscal year	49,194	48,352	47,064
Interest cost on projected benefit obligation	10,969	13,504	14,383
Expected return on plan assets	(74,744)	(74,270)	(68,432)
Amortization of net actuarial loss	5,641	731	7,309
Amortization of prior service cost	(1,204)	(1,210)	(1,094)
Loss (gain) on settlements and curtailment	(2,366)	(5,980)	(4,394)
Net periodic benefit cost (income)	(12,510)	(18,873)	(5,164)
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the fiscal year	14,406	12,395	10,169
Interest cost on projected benefit obligation	17,370	14,958	15,359
Expected return on plan assets	(31,382)	(33,266)	(32,110)
Amortization of net actuarial loss	8,685	9,993	8,847
Amortization of prior service cost	(2,633)	(3,039)	(3,090)
Loss (gain) on settlements and curtailment	223	49	52
Net periodic benefit cost (income)	6,669	1,090	(773)
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the fiscal year	366	525	676
Interest cost on projected benefit obligation	1,159	1,046	1,079
Expected return on plan assets	(1,882)	(2,314)	(2,122)
Amortization of net actuarial loss	1,162	707	1,124
Amortization of prior service cost	(1,881)	(2,020)	(2,775)
Net periodic benefit cost (income)	¥ (1,076)	¥ (2,056)	¥ (2,018)